CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Statement
Revenue		$ 161,918
Cost Of Sales [Abstract]
Production costs		(79,008)
Depreciation and depletion		(41,944)
Royalties		(8,096)
Total cost of sales		(129,048)
Income from mine operations		32,870
Share of net loss related to joint venture	$ (126,264)	(1,050)
Service fee earned as operators of joint venture	4,963	1,892
Exploration and evaluation expenditures		(2,333)
General and administrative expenses	(11,828)	(11,660)
(Loss) income from operations and joint venture	(133,129)	19,719
Loss due to loss of control of subsidiaries		(143,261)
Finance income	871	5,555
Finance expense	(35,650)	(10,737)
Foreign exchange (loss) gain	(20)	20
Loss before income taxes	(167,928)	(128,704)
Current income tax expense		(1,079)
Deferred income tax expense		(11,430)
Net loss and comprehensive loss for the year	(167,928)	(141,213)
Net income (loss) attributable to:
Common shareholders of the Company	(167,928)	(141,372)
Non-controlling interest		159
Net loss for the year	$ (167,928)	$ (141,213)
Loss per share attributable to common shareholders:
Basic (in dollars per share)	$ (0.74)	$ (0.64)
Diluted (in dollars per share)	$ (0.74)	$ (0.64)
Weighted average number of shares outstanding:
Basic (in shares)	225,867,169	220,108,770
Diluted (in shares)	225,867,169	220,108,770